UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Annual Report

December 31, 2018

Diamond Hill Valuation-Weighted 500 ETF

Ticker: DHVW

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE: DHVW) (the “Fund”).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”), a rules-based, proprietary intrinsic value capitalization-weighted index. The Index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over long-term periods (five years or longer). The strategy’s long-term time horizon is key.  We believe our success should be measured over years, not quarters.

We strongly believe that a company’s intrinsic value is independent of its current price. Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business. The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value. Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical. If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite approach taken by many market capitalization-weighted indexes. This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes. As a result, we believe DHVW gives advisers and investors a better way to establish broad exposure to the U.S. large cap equity markets.

2018 Market Overview

After finishing 2017 at all-time highs, U.S. equity markets declined in 2018. For the Russell 1000 Index, it was the first decline since 2008. The outperformance of growth over value was once again a major theme through the first three quarters of the year, although value regained some ground in the fourth quarter. Still, the year ended with the Russell 1000 Growth Index outperforming the Russell 1000 Value Index by nearly 7%.

For the full year, only three sectors in the Russell 1000 Index had a positive return. Health care was the best-performing sector (+6.1%), followed by utilities (+4.6%) and information technology (+3.3%). Concern over a global economic slowdown made cyclical sectors the worst performers, with energy, materials, industrials, and financials all down over 10%.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Continued)

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted500 ETF methodology, please visit our website at www.diamond-hill.com. We thank you for the confidence you have placed in us.

Sincerely,

Kristen Sheffield, CFA, CIPM
Portfolio Manager
Diamond Hill Capital Management, Inc.

The views expressed are those of the author as of January 2019, are subject to change, and may differ from the views of other research analysts, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Investing involves risk. Principal loss is possible. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 Index is an index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company.

The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.

The Russell 1000 Growth Index is created by selecting the 1000 largest U.S. common stocks within the Russell 3000 Growth Index. The index is used to provide a gauge of the performance of growth stocks in the U.S. Companies within the Russell 3000 Index that exhibit higher price-to-book and forecasted earnings are used to form the Russell 3000 Growth Index.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Continued)

These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

Must be preceded or accompanied by a prospectus.

Diamond Hill Capital Management, Inc., a registered investment adviser, serves as investment adviser to the Diamond Hill Valuation-Weighted 500 ETF and is paid a fee for its services. The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Management’s Discussion of Fund Performance (Unaudited)

The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”), which is an index composed of large-capitalization U.S. equities. The Fund fully replicates the Index and generally holds all of the securities in the Index in proportion to their weightings in the Index. The Fund’s total return for the twelve months ended December 31, 2018, at the NAV declined 6.18%, net of fees, the Index declined 6.10%, while the total return of the S&P 500 Index declined 4.38%.

As of December 31, 2018, the Index held approximately 500 U.S. equities in weights based upon an estimate of each company’s intrinsic value. The strategy calculates an estimate of intrinsic value for each of the approximately 700 U.S. equities in the Diamond Hill Valuation-Weighted universe, and then constructs a portfolio from the 500 largest companies based upon each company’s estimated intrinsic value capitalization. The weight of each holding in the portfolio is proportionate to the intrinsic value of that company relative to the cumulative intrinsic value of the 500 securities in the portfolio.

Performance

For the 12 months ended December 31, 2018, the healthcare, information technology, and utilities sectors were the leading positive contributors while financials, energy, materials and industrials were the sectors that detracted from return.

Individually, the top positive contributors to return were Amazon.com, Inc., Microsoft Corporation, Netflix, Inc., Visa, Inc., and MasterCard, Inc. The largest individual detractors from Fund performance were Facebook, Inc., General Electric Company, Wells Fargo & Company, Citigroup, Inc., and Schlumberger, Ltd.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

Tracking Error – As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

The S&P 500 Index – a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

Past performance is not a guarantee of future results.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary

Growth of $10,000
(Unaudited)

Average Annualized Returns
Year Ending December 31, 2018

				Since
				Predecessor	Since	Since
				Partnership	Fund	Index
	1	3	5	Inception	Inception	Inception
Total Returns	Year	Year*	Year*	(12/29/11)[1]	(5/11/15)[2]	(6/28/13)[3]
Diamond Hill Valuation-
Weighted 500 ETF—NAV[1]	-6.18%	9.26%	8.25%	12.75%	6.85%	10.70%
Diamond Hill Valuation-
Weighted 500 ETF—
Market[2]	-6.98%	8.99%	N/A	N/A	6.70%	N/A
Diamond Hill Valuation-
Weighted 500 Index[3]	-6.10%	9.40%	8.15%	N/A	6.96%	10.54%
S&P 500 Index	-4.38%	9.26%	8.49%	12.69%	7.11%	10.67%

This chart assumes an initial gross investment of $10,000 made on December 29, 2011. Since the Diamond Hill Valuation-Weighted 500 ETF (“the Fund”) did not commence operations until May 11, 2015, net asset value (“NAV”) based returns prior to that date are those of the Diamond Hill

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary
(Continued)

Valuation-Weighted 500, L.P. (the “Predecessor Partnership”). The Fund assumed the net asset value and performance history of the Predecessor Partnership (See Note 1 to the Financial Statements). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects fee waivers in effect (See Note 3 to the Financial Statements). In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions.

*	Return shown is annualized
[1]	Inception date of the Predecessor Partnership was 12/29/2011
[2]	Inception date of the Diamond Hill Valuation-Weighted 500 ETF was 5/11/2015
[3]	Inception date of Diamond Hill Valuation-Weighted 500 Index was 6/28/2013

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of December 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	19.3%
Financials	17.5
Health Care	12.2
Consumer Discretionary	11.0
Industrials	10.1
Communication Services	9.7
Energy	6.8
Consumer Staples	6.4
Materials	2.9
Utilities	2.2
Real Estate	1.7
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.0)+
TOTAL	100.0%

+	Represents less than 0.05% of net assets.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Communication Services – 9.7%
720	Activision Blizzard, Inc.	$33,530
536	Alphabet, Inc. – Class A (a)	560,099
1,401	Altice USA, Inc. – Class A	23,145
6,933	AT&T, Inc.	197,868
624	CBS Corporation – Class B	27,281
886	CenturyLink, Inc.	13,423
167	Charter Communications, Inc. – Class A (a)	47,590
4,878	Comcast Corporation – Class A	166,096
979	Discovery, Inc. – Class A (a)	24,220
323	DISH Network Corporation – Class A (a)	8,065
215	Electronic Arts, Inc. (a)	16,966
2,906	Facebook, Inc. – Class A (a)	380,948
123	IAC/InterActiveCorp (a)	22,514
428	Interpublic Group of Companies, Inc.	8,830
295	Match Group, Inc.	12,617
503	Netflix, Inc. (a)	134,633
226	Omnicom Group, Inc.	16,552
5,203	Sirius XM Holdings, Inc.	29,709
5,318	Sprint Corporation (a)	30,951
93	Take-Two Interactive Software, Inc. (a)	9,573
862	T-Mobile US, Inc. (a)	54,832
1,141	Twenty-First Century Fox, Inc. – Class A	54,905
629	Twitter, Inc. (a)	18,077
3,158	Verizon Communications, Inc.	177,543
513	Viacom, Inc. – Class B	13,184
1,363	Walt Disney Company	149,453
		2,232,604

	Consumer Discretionary – 11.0%
672	Adient plc	10,120
74	Advance Auto Parts, Inc.	11,652
539	Amazon.com, Inc. (a)	809,562
336	Aptiv plc	20,687
305	Aramark	8,836
27	AutoZone, Inc. (a)	22,635

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 11.0% (Continued)
311	Best Buy Company, Inc.	$16,471
49	Booking Holdings, Inc. (a)	84,399
289	BorgWarner, Inc.	10,040
76	Burlington Stores, Inc. (a)	12,363
160	CarMax, Inc. (a)	10,037
880	Carnival Corporation	43,384
32	Chipotle Mexican Grill, Inc. (a)	13,817
552	D.R. Horton, Inc.	19,132
115	Darden Restaurants, Inc.	11,484
281	Dollar General Corporation	30,370
234	Dollar Tree, Inc. (a)	21,135
49	Domino’s Pizza, Inc.	12,151
515	eBay, Inc. (a)	14,456
187	Expedia Group, Inc.	21,066
4,113	Ford Motor Company	31,464
492	Gap, Inc.	12,674
150	Garmin, Ltd.	9,498
1,628	General Motors Company	54,457
99	Genuine Parts Company	9,506
412	Hilton Worldwide Holdings, Inc.	29,582
1,130	Home Depot, Inc.	194,157
244	Kohl’s Corporation	16,187
679	Las Vegas Sands Corporation	35,342
84	Lear Corporation	10,320
669	Lennar Corporation – Class A	26,191
418	LKQ Corporation (a)	9,919
919	Lowe’s Companies, Inc.	84,879
130	Lululemon Athletica, Inc. (a)	15,809
306	Macy’s, Inc.	9,113
389	Marriott International, Inc. – Class A	42,230
607	McDonald’s Corporation	107,785
467	MGM Resorts International	11,329
548	Newell Brands, Inc.	10,187
1,388	Nike, Inc. – Class B	102,906
421	Norwegian Cruise Line Holdings, Ltd. (a)	17,846

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 11.0% (Continued)
6	NVR, Inc. (a)	$14,622
84	O’Reilly Automotive, Inc. (a)	28,924
440	Penn National Gaming, Inc. (a)	8,285
579	PulteGroup, Inc.	15,048
105	PVH Corporation	9,760
880	Qurate Retail, Inc. (a)	17,178
342	Ross Stores, Inc.	28,454
260	Royal Caribbean Cruises, Ltd.	25,425
1,079	Starbucks Corporation	69,488
357	Tapestry, Inc.	12,049
522	Target Corporation	34,499
158	Tesla, Inc. (a)	52,582
119	Tiffany & Company	9,581
1,141	TJX Companies, Inc.	51,048
107	Tractor Supply Company	8,928
59	Ulta Beauty, Inc. (a)	14,446
531	Under Armour, Inc. – Class A (a)	9,383
360	V.F. Corporation	25,682
106	Whirlpool Corporation	11,328
115	Wynn Resorts, Ltd.	11,375
293	Yum! Brands, Inc.	26,933
		2,530,196

	Consumer Staples – 6.4%
1,986	Altria Group, Inc.	98,089
603	Archer-Daniels-Midland Company	24,705
328	Brown-Forman Corporation – Class B	15,606
385	Bunge, Ltd.	20,574
252	Campbell Soup Company	8,313
184	Church & Dwight Company, Inc.	12,100
89	Clorox Company	13,718
2,712	Coca-Cola Company	128,413
533	Colgate-Palmolive Company	31,724
410	Conagra Brands, Inc.	8,758
94	Constellation Brands, Inc. – Class A	15,117
341	Costco Wholesale Corporation	69,465

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 6.4% (Continued)
266	Estee Lauder Companies, Inc. – Class A	$34,607
653	General Mills, Inc.	25,428
171	Herbalife Nutrition, Ltd. (a)	10,080
181	Hershey Company	19,400
392	Hormel Foods Corporation	16,731
99	J.M. Smucker Company	9,256
204	Kellogg Company	11,630
1,050	Keurig Dr Pepper, Inc.	26,922
231	Kimberly-Clark Corporation	26,320
1,234	Kraft Heinz Company	53,111
503	Kroger Company	13,833
128	Lamb Weston Holdings, Inc.	9,416
96	McCormick & Company, Inc.	13,367
276	Molson Coors Brewing Company – Class B	15,500
954	Mondelez International, Inc. – Class A	38,189
507	Monster Beverage Corporation (a)	24,955
1,051	PepsiCo, Inc.	116,114
1,299	Philip Morris International, Inc.	86,721
1,519	Procter & Gamble Company	139,626
523	Sysco Corporation	32,771
443	Tyson Foods, Inc. – Class A	23,656
727	Walgreens Boots Alliance, Inc.	49,676
2,434	Walmart, Inc.	226,727
		1,470,618

	Energy – 6.8%
759	Anadarko Petroleum Corporation	33,275
1,021	Antero Resources Corporation (a)	9,587
398	Apache Corporation	10,447
679	Baker Hughes, a GE Company	14,598
747	Cabot Oil & Gas Corporation	16,695
482	Cheniere Energy, Inc. (a)	28,530
3,862	Chesapeake Energy Corporation (a)	8,110
2,648	Chevron Corporation	288,076
244	Cimarex Energy Company	15,043

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Energy – 6.8% (Continued)
391	Concho Resources, Inc. (a)	$40,191
1,319	ConocoPhillips	82,240
531	Continental Resources, Inc. (a)	21,341
269	CVR Energy, Inc.	9,275
556	Devon Energy Corporation	12,532
232	Diamondback Energy, Inc.	21,506
629	EOG Resources, Inc.	54,855
616	EQT Corporation	11,636
5,114	Exxon Mobil Corporation	348,724
1,750	Halliburton Company	46,515
268	HollyFrontier Corporation	13,700
1,670	Kinder Morgan, Inc.	25,685
957	Marathon Oil Corporation	13,723
1,003	Marathon Petroleum Corporation	59,187
348	Murphy Oil Corporation	8,140
362	National Oilwell Varco, Inc.	9,303
791	Newfield Exploration Company (a)	11,596
745	Noble Energy, Inc.	13,976
635	Occidental Petroleum Corporation	38,976
526	ONEOK, Inc.	28,378
705	Parsley Energy, Inc. – Class A (a)	11,266
382	PBF Energy, Inc. – Class A	12,480
613	Peabody Energy Corporation	18,684
561	Phillips 66	48,330
269	Pioneer Natural Resources Company	35,379
2,007	Schlumberger, Ltd.	72,413
2,398	Southwestern Energy Company (a)	8,177
703	Valero Energy Corporation	52,704
730	Williams Companies, Inc.	16,097
		1,571,370
	Financials – 17.5%
653	Aflac, Inc.	29,751
17	Alleghany Corporation	10,596
445	Allstate Corporation	36,770

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 17.5% (Continued)
852	Ally Financial, Inc.	$19,306
1,073	American Express Company	102,278
108	American Financial Group, Inc.	9,777
820	American International Group, Inc.	32,316
84	American National Insurance Company	10,688
244	Ameriprise Financial, Inc.	25,466
1,482	Annaly Capital Management, Inc.	14,553
254	Aon plc	36,921
540	Arch Capital Group, Ltd. (a)	14,429
231	Arthur J Gallagher & Company	17,025
368	Athene Holding, Ltd. – Class A (a)	14,657
12,775	Bank of America Corporation	314,776
1,243	Bank of New York Mellon Corporation	58,508
1,084	BB&T Corporation	46,959
3,205	Berkshire Hathaway, Inc. – Class B (a)	654,397
153	BlackRock, Inc.	60,101
774	Capital One Financial Corporation	58,507
97	Cboe Global Markets, Inc.	9,490
1,664	Charles Schwab Corporation	69,106
531	Chubb, Ltd.	68,595
124	Cincinnati Financial Corporation	9,600
3,752	Citigroup, Inc.	195,329
807	Citizens Financial Group, Inc.	23,992
317	CME Group, Inc.	59,634
338	CNA Financial Corporation	14,923
292	Comerica, Inc.	20,058
25	Credit Acceptance Corporation (a)	9,544
630	Discover Financial Services	37,157
393	E*TRADE Financial Corporation	17,245
220	East West Bancorp, Inc.	9,577
821	Fifth Third Bancorp	19,318
135	First Republic Bank	11,732
468	Franklin Resources, Inc.	13,881
610	Goldman Sachs Group, Inc.	101,901
241	Hartford Financial Services Group, Inc.	10,712

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 17.5% (Continued)
1,578	Huntington Bancshares, Inc.	$18,810
610	Intercontinental Exchange, Inc.	45,951
722	Invesco, Ltd.	12,086
826	Jefferies Financial Group, Inc.	14,339
3,928	JPMorgan Chase & Company	383,451
1,600	KeyCorp	23,648
274	Lincoln National Corporation	14,059
547	Loews Corporation	24,899
183	M&T Bank Corporation	26,193
12	Markel Corporation (a)	12,457
593	Marsh & McLennan Companies, Inc.	47,292
953	MetLife, Inc.	39,130
181	Moody’s Corporation	25,347
2,555	Morgan Stanley	101,306
86	Morningstar, Inc.	9,446
99	MSCI, Inc.	14,596
171	Nasdaq, Inc.	13,948
264	Northern Trust Corporation	22,068
571	PNC Financial Services Group, Inc.	66,756
340	Principal Financial Group, Inc.	15,018
669	Progressive Corporation	40,361
482	Prudential Financial, Inc.	39,307
263	Raymond James Financial, Inc.	19,570
1,592	Regions Financial Corporation	21,301
270	S&P Global, Inc.	45,884
204	SEI Investments Company	9,425
631	State Street Corporation	39,797
704	SunTrust Banks, Inc.	35,510
76	SVB Financial Group (a)	14,434
1,443	Synchrony Financial	33,853
294	T. Rowe Price Group, Inc.	27,142
845	TD Ameritrade Holding Corporation	41,371
348	Travelers Companies, Inc.	41,673
1,927	US Bancorp	88,064
6,490	Wells Fargo & Company	299,059

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 17.5% (Continued)
158	Willis Towers Watson plc	$23,994
291	Zions Bancorporation	11,855
		4,032,975

	Health Care – 12.2%
1,079	Abbott Laboratories	78,044
1,564	AbbVie, Inc.	144,185
46	ABIOMED, Inc. (a)	14,952
241	Agilent Technologies, Inc.	16,258
265	Alexion Pharmaceuticals, Inc. (a)	25,800
83	Align Technology, Inc. (a)	17,383
329	Allergan plc	43,974
187	AmerisourceBergen Corporation	13,913
412	Amgen, Inc.	80,204
275	Anthem, Inc.	72,223
483	Baxter International, Inc.	31,791
242	Becton, Dickinson, and Company	54,527
179	Biogen, Inc. (a)	53,865
740	Boston Scientific Corporation (a)	26,152
1,778	Bristol-Myers Squibb Company	92,420
237	Cardinal Health, Inc.	10,570
1,534	Celgene Corporation (a)	98,314
187	Centene Corporation (a)	21,561
219	Cerner Corporation (a)	11,484
275	Cigna Corporation	52,290
38	Cooper Companies, Inc.	9,671
1,258	CVS Health Corporation	82,411
467	Danaher Corporation	48,157
251	DaVita, Inc. (a)	12,916
167	Edwards Lifesciences Corporation (a)	25,579
458	Elanco Animal Health, Inc. (a)	14,441
893	Eli Lilly & Company	103,338
466	Exelixis, Inc. (a)	9,166
850	Gilead Sciences, Inc.	53,168
420	HCA Healthcare, Inc.	52,269

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Health Care – 12.2% (Continued)
118	Henry Schein, Inc. (a)	$9,265
151	Humana, Inc.	43,258
75	IDEXX Laboratories, Inc. (a)	13,952
126	Illumina, Inc. (a)	37,791
185	Incyte Corporation (a)	11,764
82	Intuitive Surgical, Inc. (a)	39,271
164	IQVIA Holdings, Inc. (a)	19,052
2,070	Johnson & Johnson	267,134
182	McKesson Corporation	20,106
860	Medtronic plc	78,226
1,377	Merck & Company, Inc.	105,217
21	Mettler-Toledo International, Inc. (a)	11,877
87	Molina Healthcare, Inc. (a)	10,111
498	Mylan NV (a)	13,645
4,522	Pfizer, Inc.	197,385
113	Quest Diagnostics, Inc.	9,410
112	Regeneron Pharmaceuticals, Inc. (a)	41,832
86	ResMed, Inc.	9,793
108	STERIS plc	11,540
274	Stryker Corporation	42,950
309	Thermo Fisher Scientific, Inc.	69,151
997	UnitedHealth Group, Inc.	248,373
93	Universal Health Services, Inc. – Class B	10,840
135	Veeva Systems, Inc. – Class A (a)	12,058
54	Waters Corporation (a)	10,187
142	WellCare Health Plans, Inc. (a)	33,525
110	Zimmer Biomet Holdings, Inc.	11,409
437	Zoetis, Inc.	37,381
		2,797,529
	Industrials – 10.1%
505	3M Company	96,223
612	American Airlines Group, Inc.	19,651
202	AMETEK, Inc.	13,675
873	Arconic, Inc.	14,719

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 10.1% (Continued)
740	Boeing Company	$238,650
1,156	Caterpillar, Inc.	146,893
147	CH Robinson Worldwide, Inc.	12,361
101	Cintas Corporation	16,967
201	Copart, Inc. (a)	9,604
33	CoStar Group, Inc. (a)	11,132
1,012	CSX Corporation	62,876
186	Cummins, Inc.	24,857
401	Deere & Company	59,817
885	Delta Air Lines, Inc.	44,161
160	Dover Corporation	11,352
492	Eaton Corporation plc	33,781
651	Emerson Electric Company	38,897
146	Expeditors International of Washington, Inc.	9,941
329	Fastenal Company	17,203
386	FedEx Corporation	62,273
284	Fortive Corporation	19,215
320	General Dynamics Corporation	50,307
8,289	General Electric Company	62,748
1,649	GrafTech International, Ltd.	18,865
100	Harris Corporation	13,465
610	Honeywell International, Inc.	80,593
74	Huntington Ingalls Industries, Inc.	14,083
360	IHS Markit, Ltd. (a)	17,269
305	Illinois Tool Works, Inc.	38,640
281	Ingersoll-Rand plc	25,636
165	Jacobs Engineering Group, Inc.	9,646
155	JB Hunt Transport Services, Inc.	14,421
851	Johnson Controls International plc	25,232
97	Kansas City Southern	9,259
64	L3 Technologies, Inc.	11,114
49	Lennox International, Inc.	10,724
435	Lockheed Martin Corporation	113,900
422	Masco Corporation	12,339
384	Nielsen Holdings plc	8,959

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 10.1% (Continued)
308	Norfolk Southern Corporation	$46,058
213	Northrop Grumman Corporation	52,164
98	Old Dominion Freight Line, Inc.	12,102
435	PACCAR, Inc.	24,856
147	Parker-Hannifin Corporation	21,924
490	Raytheon Company	75,142
294	Republic Services, Inc.	21,195
129	Rockwell Automation, Inc.	19,412
80	Roper Technologies, Inc.	21,322
66	Snap-on, Inc.	9,589
644	Southwest Airlines Company	29,933
135	Spirit AeroSystems Holdings, Inc. – Class A	9,732
147	Stanley Black & Decker, Inc.	17,602
249	Textron, Inc.	11,452
64	TransDigm Group, Inc. (a)	21,764
203	TransUnion	11,530
803	Union Pacific Corporation	110,999
339	United Continental Holdings, Inc. (a)	28,385
848	United Parcel Service, Inc. – Class B	82,705
183	United Rentals, Inc. (a)	18,763
773	United Technologies Corporation	82,286
107	Verisk Analytics, Inc. (a)	11,667
60	W.W. Grainger, Inc.	16,942
408	Waste Management, Inc.	36,308
282	XPO Logistics, Inc. (a)	16,085
189	Xylem, Inc.	12,610
		2,323,975

	Information Technology – 19.3%
498	Accenture plc – Class A	70,223
452	Adobe, Inc. (a)	102,260
1,254	Advanced Micro Devices, Inc. (a)	23,149
145	Akamai Technologies, Inc. (a)	8,857
113	Alliance Data Systems Corporation	16,959
293	Amphenol Corporation – Class A	23,739

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 19.3% (Continued)
337	Analog Devices, Inc.	$28,925
4,854	Apple, Inc.	765,670
1,403	Applied Materials, Inc.	45,934
87	Arista Networks, Inc. (a)	18,331
265	Atlassian Corporation plc – Class A (a)	23,580
202	Autodesk, Inc. (a)	25,979
396	Automatic Data Processing, Inc.	51,923
468	Broadcom, Inc.	119,003
99	Broadridge Financial Solutions, Inc.	9,529
138	CDW Corporation	11,185
3,726	Cisco Systems, Inc.	161,448
90	Citrix Systems, Inc.	9,221
645	Cognizant Technology Solutions
	Corporation – Class A	40,945
702	Corning, Inc.	21,207
2,242	Dell Technologies, Inc. – Class C (a)	109,566
514	DXC Technology Company	27,329
400	Fidelity National Information Services, Inc.	41,020
869	First Data Corporation – Class A (a)	14,695
256	Fiserv, Inc. (a)	18,813
110	FleetCor Technologies, Inc. (a)	20,429
174	Fortinet, Inc. (a)	12,255
69	Gartner, Inc. (a)	8,821
193	Global Payments, Inc.	19,904
234	GoDaddy, Inc. – Class A (a)	15,355
1,029	Hewlett Packard Enterprise Company	13,593
1,537	HP, Inc.	31,447
5,169	Intel Corporation	242,581
763	International Business Machines Corporation	86,730
179	Intuit, Inc.	35,236
183	KLA-Tencor Corporation	16,377
215	Lam Research Corporation	29,277
796	Marvell Technology Group, Ltd.	12,887
1,069	MasterCard, Inc. – Class A	201,667
232	Maxim Integrated Products, Inc.	11,797

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 19.3% (Continued)
343	Microchip Technology, Inc.	$24,669
2,702	Micron Technology, Inc. (a)	85,734
6,349	Microsoft Corporation	644,868
171	Motorola Solutions, Inc.	19,672
317	NetApp, Inc.	18,915
584	NVIDIA Corporation	77,964
555	ON Semiconductor Corporation (a)	9,163
3,194	Oracle Corporation	144,209
259	Paychex, Inc.	16,874
967	PayPal Holdings, Inc. (a)	81,315
115	PTC, Inc. (a)	9,533
924	QUALCOMM, Inc.	52,585
140	Red Hat, Inc. (a)	24,590
603	salesforce.com, Inc. (a)	82,593
379	Seagate Technology plc	14,626
217	Skyworks Solutions, Inc.	14,543
433	SS&C Technologies Holdings, Inc.	19,533
442	Symantec Corporation	8,352
112	Synopsys, Inc. (a)	9,435
338	TE Connectivity, Ltd.	25,563
920	Texas Instruments, Inc.	86,940
202	Total System Services, Inc.	16,421
84	VeriSign, Inc. (a)	12,456
2,120	Visa, Inc. – Class A	279,713
416	VMware, Inc. – Class A (a)	57,046
249	Western Digital Corporation	9,205
249	Worldpay, Inc. – Class A (a)	19,031
222	Xilinx, Inc.	18,908
57	Zebra Technologies Corporation – Class A (a)	9,076
		4,441,378

	Materials – 2.9%
221	Air Products & Chemicals, Inc.	35,371
108	Albemarle Corporation	8,324
343	Alcoa Corporation (a)	9,117

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Materials – 2.9% (Continued)
256	Ball Corporation	$11,771
219	Berry Global Group, Inc. (a)	10,409
194	Celanese Corporation	17,454
299	CF Industries Holdings, Inc.	13,010
733	Chemours Company	20,685
1,852	DowDuPont, Inc.	99,045
208	Eastman Chemical Company	15,207
225	Ecolab, Inc.	33,154
257	FMC Corporation	19,008
1,826	Freeport-McMoRan, Inc.	18,826
73	International Flavors & Fragrances, Inc.	9,802
750	International Paper Company	30,270
267	Linde plc	41,663
535	LyondellBasell Industries NV – Class A	44,491
70	Martin Marietta Materials, Inc.	12,031
483	Mosaic Company	14,108
293	Newmont Mining Corporation	10,152
446	Nucor Corporation	23,107
469	Olin Corporation	9,432
106	Packaging Corporation of America	8,847
244	PPG Industries, Inc.	24,944
105	Sherwin-Williams Company	41,313
932	Southern Copper Corporation	28,678
385	Steel Dynamics, Inc.	11,565
148	Vulcan Materials Company	14,622
219	Westlake Chemical Corporation	14,491
340	WestRock Company	12,838
		663,735

	Real Estate – 1.7%
343	American Tower Corporation – REIT	54,259
80	AvalonBay Communities, Inc. – REIT	13,924
281	Crown Castle International Corporation – REIT	30,525
135	Digital Realty Trust, Inc. – REIT	14,384
51	Equinix, Inc. – REIT	17,980

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Real Estate – 1.7% (Continued)
178	Equity Residential – REIT	$11,750
38	Essex Property Trust, Inc. – REIT	9,318
102	Extra Space Storage, Inc. – REIT	9,229
290	Gaming and Leisure Properties, Inc. – REIT	9,370
305	Iron Mountain, Inc. – REIT	9,885
412	Jones Lang LaSalle, Inc.	52,159
267	Prologis, Inc. – REIT	15,678
100	Public Storage – REIT	20,241
192	Realty Income Corporation – REIT	12,104
101	SBA Communications Corporation – REIT (a)	16,351
202	Simon Property Group, Inc. – REIT	33,934
724	VICI Properties, Inc. – REIT	13,597
248	Welltower, Inc. – REIT	17,214
724	Weyerhaeuser Company – REIT	15,827
		377,729
	Utilities – 2.2%
788	AES Corporation	11,394
215	Alliant Energy Corporation	9,084
211	Ameren Corporation	13,764
402	American Electric Power Company, Inc.	30,045
130	American Water Works Company, Inc.	11,800
423	CenterPoint Energy, Inc.	11,941
386	Consolidated Edison, Inc.	29,514
457	Dominion Energy, Inc.	32,657
186	DTE Energy Company	20,516
602	Duke Energy Corporation	51,953
376	Edison International	21,346
109	Entergy Corporation	9,382
283	Eversource Energy	18,406
1,385	Exelon Corporation	62,463
378	FirstEnergy Corporation	14,194
643	NRG Energy, Inc.	25,463
1,034	PG&E Corporation (a)	24,557
107	Pinnacle West Capital Corporation	9,116

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Utilities – 2.2% (Continued)
645	PPL Corporation	$18,273
445	Public Service Enterprise Group, Inc.	23,162
941	Southern Company	41,329
417	Xcel Energy, Inc.	20,546
		510,905
	TOTAL COMMON STOCKS
	(Cost $20,858,028)	22,953,014

	SHORT-TERM INVESTMENTS – 0.2%
43,427	Morgan Stanley Institutional
	Liquidity Funds – Government Portfolio,
	Institutional Class, 2.32%*	43,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,427)	43,427
	TOTAL INVESTMENTS – 100.0%
	(Cost $20,901,455)	22,996,441
	Liabilities in Excess of Other Assets – (0.0)%+	(1,121)
	NET ASSETS – 100.0%	$22,995,320

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
REIT	Real Estate Investment Trust
*	Rate shown is the annualized seven-day yield as of December 31, 2018.
+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
December 31, 2018

ASSETS
Investments in securities, at value
(Cost $20,901,455)	$22,996,441
Cash	11,284
Receivable for capital shares sold	1,424,080
Receivable for securities sold	553,491
Dividends and interest receivable	23,991
Total assets	25,009,287

LIABILITIES
Payable for securities purchased	1,425,771
Distribution payable	582,860
Management fees payable	5,336
Total liabilities	2,013,967

NET ASSETS	$22,995,320

Net Assets Consist of:
Paid-in capital	$21,260,239
Total distributable earnings/(accumulated deficit)	1,735,081
Net assets	$22,995,320

Net Asset Value:
Net Assets	$22,995,320
Shares outstanding^	800,000
Net asset value, offering and redemption price per share	$28.74

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Year Ended December 31, 2018

INCOME
Dividends	$407,111
Interest	549
Total investment income	407,660

EXPENSES
Management fees	97,245
Total expenses	97,245
Less: fees waived	(75,635)
Net expenses	21,610
Net investment income (loss)	386,050

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(81,429)
Change in unrealized appreciation (depreciation) on:
Investments	(1,894,220)
Net realized and unrealized
gain (loss) on investments	(1,975,649)
Net increase (decrease) in net assets
resulting from operations	$(1,589,599)

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.|DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
OPERATIONS
Net investment income (loss)	$386,050	$325,900
Net realized gain (loss) on investments	(81,429)	1,014,763
Change in unrealized appreciation
(depreciation) of investments	(1,894,220)	2,624,117
Net increase (decrease) in net assets
resulting from operations	(1,589,599)	3,964,780

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(582,860)	(304,347	)(1)
Total distributions to shareholders	(582,860)	(304,347)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,282,620	1,331,285
Payments for shares redeemed	—	(2,886,590)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	6,282,620	(1,555,305)
Net increase (decrease) in net assets	$4,110,161	$2,105,128

NET ASSETS
Beginning of year	$18,885,159	$16,780,031
End of year	$22,995,320	$18,885,159	(2)

(a) A summary of capital shares transactions is as follows:
	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
	Shares	Shares
Subscriptions	200,000	50,000
Redemptions	—	(100,000)
Net increase (decrease)	200,000	(50,000)

(1)	Distribution is derived entirely from net investment income for the Fund.
(2)	Includes undistributed net investment income of $8,918.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015(1)
Net asset value,
beginning of year/period	$31.48	$25.82	$23.46	$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.58	0.50	0.47	0.29
Net realized and unrealized
gain (loss) on investments	(2.54)	5.67	2.38	(0.88)
Total from
investment operations	(1.96)	6.17	2.85	(0.59)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.55)	(0.51)	(0.49)	(0.22)
Net realized gains	(0.23)	—	—	—
Total distributions	(0.78)	(0.51)	(0.49)	(0.22)

Net asset value,
end of year/period	$28.74	$31.48	$25.82	$23.46

Total return	-6.18%	23.88%	12.22%	-2.40	%(3)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$22,995	$18,885	$16,780	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45%	0.45%	0.45%	0.45	%(4)
Expenses after fees waived	0.10%	0.10%	0.10%	0.10	%(4)
Net investment income
(loss) before fees waived	2.14%	1.41%	1.63%	1.53	%(4)
Net Investment income
(loss) after fees waived	1.79%	1.76%	1.98%	1.88	%(4)
Portfolio turnover rate(5)	32%	32%	32%	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015. Prior to May 11, 2015, the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership” or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short–term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,953,014	$—	$—	$22,953,014
Short-Term
Investments	43,427	—	—	43,427
Total Investments
in Securities	$22,996,441	$—	$—	$22,996,441

^	See Schedule of Investments for breakout of investments by sector classification.

During the year ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes.  The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in publicly traded partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to capital gains from partnerships, REITs, and redemptions in-kind. For the year ended December 31, 2018, the following table shows the reclassifications made:

Distributable	Paid-In
Earnings	Capital
$(310)	$310

During the year ended December 31, 2018, the Fund realized $276 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2020. This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $7,037,884 and $6,920,943 respectively.

During the year ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended December 31, 2018, in-kind transactions associated with creations were $6,181,276 and $0 with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2018 were as follows:

Tax cost of investments	$21,180,661
Gross tax unrealized appreciation	$3,656,150
Gross tax unrealized depreciation	(1,840,370)
Total unrealized appreciation/(depreciation)	1,815,780
Undistributed ordinary income	8,547
Undistributed long-term capital gains	—
Accumulated gain/(loss)	8,547
Other accumulated gain/(loss)	(89,246)
Distributable earnings/(accumulated deficit)	$1,735,081

The difference between the cost basis for financial statements and federal income tax purposes is due primarily to timing differences in recognizing wash sale losses in security transactions.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

As of December 31, 2018, the Fund deferred, on a tax basis, post-October losses of $89,246 and no late-year ordinary losses.

As of December 31, 2018, the Fund had no short-term capital loss carryforwards and no long-term capital loss carryforwards.  During the year, the Fund utilized $53,405 in capital loss carryforward.

The tax character of distributions paid by the Fund during the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$563,743	$304,347
Capital Gains	19,117	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund's Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2018 (Continued)

Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions.  Variable fees received by the Fund, if any, are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, shareholders affiliated with the Adviser and its affiliates own 401,950 shares, which represents 50.24% of the total shares outstanding.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Diamond Hill Valuation-Weighted 500 ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 14, 2019

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Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of	Principal	Complex	Trustee
and Year	Held with	Time	Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush,	Lead	Indefinite	Retired; formerly Chief	45	Independent
CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly	45	Independent
Born: 1956		term;	Managing Director		Trustee,
		since	and General Counsel,		PPM Funds
		2018	Artisan Partners Limited		(9 portfolios)
			Partnership (investment		(since 2018).
adviser) (2000–2013);
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc. (2012–
2013); Vice President and
General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

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Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services,
Born: 1982		term;	LLC (since 2014); Assistant Vice President,
		since 2019	U.S. Bancorp Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,
Born: 1981	President	term;	LLC (since 2012); Associate, Thompson Hine
	and	since 2014	LLP (law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund
Born: 1982	Compli-	term;	Services, LLC (since 2015); Vice President,
	ance	since 2015	U.S. Bancorp Fund Services, LLC (2014–2015);
	Officer		Assistant Vice President, U.S. Bancorp Fund
Services, LLC (2011–2014).

Kristen M. Weitzel,	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services,
CPA		term;	LLC (since 2015); Assistant Vice President,
Born: 1977		since 2014	U.S. Bancorp Fund Services, LLC (2011–2015);
		(other roles	Manager, PricewaterhouseCoopers LLP
		since 2013)	(accounting firm) (2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services,
Born: 1982	Treasurer	term;	LLC (since 2017); Assistant Vice President,
		since 2017	U.S. Bancorp Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund
Born: 1983	Treasurer	term;	Services, LLC (since 2016); Officer, U.S.
		since 2017	Bancorp Fund Services, LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

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Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	July 1, 2018	December 31, 2018	the Period(1)
Actual	$1,000.00	$ 916.40	$0.48
Hypothetical (5% annual	$1,000.00	$1,024.70	$0.51
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

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Diamond Hill Valuation-Weighted 500 ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 73.03%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was 71.44%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 27.65%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Fund’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at  www.diamond-hill.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Adviser & Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018	FYE 12/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant.  There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title  /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date  2/14/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kristina R. Nelson
       Kristina R. Nelson, President (principal executive officer)

Date  2/14/19

By (Signature and Title)*  /s/ Kristen M. Weitzel
       Kristen M. Weitzel, Treasurer (principal financial officer)

Date  2/14/19

* Print the name and title of each signing officer under his or her signature.